INCOME TAXES - Deferred Assets and Valuation Allowance (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Deferred Tax Asset
Deferred tax assets, gross	$ 2,819	$ 3,324
Valuation Allowance
Valuation allowance	789	$ 931
Unused Amounts
Unused Amounts
Operating losses	5,838
Foreign federal and state operating losses	1,746
Capital loss	618
Minimum tax	0
Restricted Interest and Financing Expense	424
Unrealized Foreign Exchange on Long-Term Debt	0
Equity Investments	0
Deferred Tax Asset
Deferred Tax Asset
Operating losses	1,302
Foreign federal and state operating losses	173
Capital loss	74
Minimum tax	179
Deferred tax assets, gross	1,728
Restricted Interest and Financing Expense	100
Unrealized Foreign Exchange on Long-Term Debt	290
Equity Investments	342
Valuation Allowance
Valuation Allowance
Operating losses	0
Foreign federal and state operating losses	41
Capital loss	74
Minimum tax	42
Valuation allowance	157
Restricted Interest and Financing Expense	0
Unrealized Foreign Exchange on Long-Term Debt	290
Equity Investments	342
Deferred tax assets, net of Valuation allowance	$ 789